FINANCIAL ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair value of unlisted securities	¥ 700	¥ 8,523
Financial assets, at fair value		¥ 130